Noncontrolling Interests (Effect On MUFG's Shareholders' Equity From Changes In Ownership Of Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,015,393	¥ 1,069,124	¥ 416,231
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393	1,069,124	416,231
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)			(20,000)
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)		(30,655)
Reorganization of Mitsubishi UFJ Morgan Stanley PB Securities Co., Ltd. (Note 2)	13,839
Other	204	(412)	759
Net transfers from (to) the noncontrolling interest shareholders	14,043	(31,067)	(19,241)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 1,029,436	¥ 1,038,057	¥ 396,990